Members' Equity and Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Distributions to Members
Members' Equity and Stockholders' Equity

(11) Distributions to Members

        Prior to the Reorganization and in accordance with the Company's Amended and Restated Limited Liability Company Agreement, as amended, the LLC made cash distributions to the members based on their respective percentage interest to the extent cash was available as determined by the board. During the six months ended June 30, 2012, the LLC made $15,151 in cash distributions to the preferred and common members. There have been no distributions made since the Reorganization on October 5, 2012.

(10) Members' Equity and Stockholders' Equity

Common Members' Equity

        Prior to the Reorganization, common members' equity consisted of common membership interests. Only certain members had voting rights as designated in the LLC's Operating Agreement with respect to any action presented for a vote of the Company's members and only certain members were entitled to profits interest distributions from the Company's earnings. Common membership was not transferable without prior consent from the Company's BOM.

Redeemable Preferred Members' Equity

        On June 6, 2007, prior to the Reorganization, the Company's then sole stockholder sold 25% of the common members' equity to outside investors for an aggregate purchase price of $60,000. On February 28, 2008, the outside investors paid a purchase price adjustment in the amount of $1,800 to the selling member as a result of the Company achieving an EBITDA Target as defined in the purchase agreement. The outside investors had the same rights and terms as common members' equity holders except for a liquidation preference and a put preference. The put preference provided the outside investors with the option to redeem their investment for cash with proper notice to the Company on June 6, 2011 or thereafter. The Company treated this transaction as an equity modification. As a result, the Company recorded the change in the fair value of the 25% interest immediately prior to and after the modification of the equity interest as a deemed dividend and charged it against common members' deficit on the modification date. The Company accreted the difference between the carrying value of the preferred membership interest and the redemption value by applying the effective interest method. The Company concluded that the preferred interest possessed characteristics and risks more similar to equity and classified such instrument outside of common members' equity. Since the preferred members had the option to redeem their investment for cash with proper notice to the Company on June 6, 2011 or thereafter, the Company recorded the transaction outside of common members' equity. The purchase agreement also provided for the reduction of preferred interests for any distributions paid to the preferred holders. A summary of the Company's preferred members' interest account activity is as follows:

Balance
Balance as of December 31, 2009	$36,218
Preferred interest accretion	7,068
Distributions	(6,475)

Balance as of December 31, 2010	36,811
Preferred interest accretion	4,058
Distributions	(7,144)

Balance as of December 31, 2011	33,725
Distributions	(9,000)
Exchanged(1)	(24,725)

Balance as of December 31, 2012	$—

(1)
Balance exchanged from redeemable preferred members' interest to stockholders' equity upon consummation of the Reorganization

        As of the Reorganization date, the outside investors did not exercise this put preference, therefore, the entire redeemable preferred membership interests in the LLC were exchanged for shares of Shutterstock, Inc. common stock.

Common Stock

        In connection with the Reorganization, the common and redeemable preferred membership interests in the LLC, including any interests that vested upon the Reorganization, were exchanged for shares of Shutterstock, Inc. common stock. The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders. Subject to preferences that may be applicable to any outstanding preferred stock, holders of common stock are entitled to receive ratably such dividends as may be declared by the board of directors out of funds legally available for that purpose. In the event of liquidation, dissolution or winding up of the Company, the holders of common stock are entitled to share ratably in all assets remaining after payment of liabilities, subject to the prior distribution rights of any outstanding preferred stock. The common stock has no preemptive or conversion rights or other subscription rights. The outstanding shares of common stock are fully paid and non-assessable. Under the amended and restated certificate of incorporation, which became effective upon completion of the IPO, the Company's certificate of incorporation authorized 200,000,000 shares of $0.01 par value common stock.

Preferred Stock

        Under the amended and restated certificate of incorporation, which became effective upon completion of the IPO, the Company's board of directors has the authority, without further action by the stockholders, to issue up to 5,000,000 shares of preferred stock, $0.01 par value, in one or more series. The board of directors also has the authority to designate the rights, preferences, privileges and restrictions of each such series, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, liquidation preferences and the number of shares constituting any series.

        The issuance of preferred stock may have the effect of delaying, deferring or preventing a change in control of Shutterstock without further action by the stockholders. The issuance of preferred stock with voting and conversion rights may also adversely affect the voting power of the holders of common stock. In certain circumstances, an issuance of preferred stock could have the effect of decreasing the market price of the common stock. As of December 31, 2012, the Company has not issued and has no plans to issue any shares of preferred stock.

Distributions to Members

        In accordance with the LLC's Amended and Restated Limited Liability Company Agreement, prior to the Reorganization, cash distributions to the members were based on their respective percentage interests to the extent cash was available as determined by the board. Distributions were also limited to the extent that liabilities, excluding any owed to the members, exceeded fair market value of the LLC 's assets. Upon a dissolution event of the LLC, any assets were to be distributed 1) to creditors, including members who are creditors, by payment or provision for payment of the debt and liabilities of the LLC and the expenses of the liquidation; 2) to the setup of any reserves that are reasonably necessary for any contingent or unforeseen liabilities or obligations of the LLC; 3) to the preferred members until they have received distributions which, when aggregated with all prior distributions made to them equal their liquidation preference; 4) to Pixel Holdings Inc., which was the LLC's majority member, until such time that it has received distributions equal to the liquidation preference paid to the preferred members; 5) 75% to the common member with 8.5% membership interest, and 25% to the preferred members, until the aggregate amount of the distributions made to the 8.5% membership interest holder equals the product of $120,000 multiplied by their vested percentage; and 6) to the members in proportion to their percentage interests. For the years ended December 31, 2010, 2011 and 2012, the LLC distributed $25,900, $28,575, and $36,000, respectively, to its common and preferred members. Upon consummation of the Reorganization, the LLC's Amended and Restated Limited Liability Company Agreement terminated.